FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
As of December 31, 2020			accounted
		accounted	through other
	Amortized	through profit	comprehensive
	cost	or loss	Income	Total
Assets
Cash and cash equivalents	8,191	10,336	—	18,527
Investments	171	6,496	—	6,667
Trade receivables	19,015	—	—	19,015
Other receivables (1)	1,475	2	—	1,477
Total	28,852	16,834	—	45,686

Liabilities
Trade payables	41,806	—	—	41,806
Financial debt	199,673	170	357	200,200
Salaries and social security payables	15,176	—	—	15,176
Leases liabilities	10,302	—	—	10,302
Other liabilities (1)	475	—	—	475
Total	267,432	170	357	267,959
(1)	Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
As of December 31, 2019		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
	cost	loss	Income	Total
Assets
Cash and cash equivalents	3,296	31,531	—	34,827
Investments	1,452	491	—	1,943
Trade receivables	23,208	—	—	23,208
Other receivables (2)	1,918	222	—	2,140
Total	29,874	32,244	—	62,118

Liabilities
Trade payables	46,721	—	—	46,721
Financial debt	206,418	329	181	206,928
Salaries and social security payables	14,705	—	—	14,705
Leases liabilities	8,592	—	—	8,592
Other liabilities (2)	396	—	—	396
Total	276,832	329	181	277,342
(2)	Only includes financial assets and liabilities according to the scope of IFRS 7.

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2020

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	9,300	1,306
Financial liabilities at amortized cost	(30,250)	(18,388)
Financial assets at fair value through profit or loss	351	388
Financial liabilities at amortized cost through profit or loss	(1,486)	—
Total	(22,085)	(16,694)

Gains and losses by category – Year 2019

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	10,103	890
Financial liabilities at amortized cost	(27,021)	(18,653)
Financial assets at fair value through profit or loss	3,540	1,315
Financial liabilities at fair value through profit or loss	(1,620)	—
Total	(14,998)	(16,448)

Schedule of fair value of financial debt

As of December 31, 2020, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	95,297	88,290
Other financial debts	104,903	98,403
	200,200	186,693

As of December 31, 2019, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	72,938	71,339
Other financial debts	133,990	132,054
	206,928	203,393

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2020
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	19,902	1,567	(42,693)	(565)
Offsetting	(887)	(90)	887	90
Current and noncurrent assets (liabilities) – Booked value	19,015	1,477	(41,806)	(475)

	As of December 31, 2019
	Trade	Other	Trade	Other
	receivables	receivables	payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	23,426	2,209	(46,939)	(465)
Offsetting	(218)	(69)	218	69
Current and noncurrent assets (liabilities) – Booked value	23,208	2,140	(46,721)	(396)